Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0000104169
Registrant Name	Walmart Inc.
Registration File Number	333-275878
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES